Loans and Borrowings - Schedule of Company’s Outstanding Loans and Borrowings (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Company Outstanding Loans and Borrowings [Abstract]
2025	$ 264,520	$ 207,972	$ 313,950	$ 229,798
2026	256,713	201,834	256,713	187,903
2027	225,720	177,467	256,712	187,902
2028	31,836	25,030	129,200	94,569
Thereafter
Total loans and borrowings			956,575	700,172
Less: Imputed interest			(120,775)	(88,402)
Present value of loans and borrowings	$ 689,099	$ 541,787	$ 835,800	$ 611,770	$ 1,266,265